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                                PROSPECTUS SUPPLEMENT
                   FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

                      SEPARATE ACCOUNT VA-K (DELAWARE MEDALLION)
                      SUPPLEMENT TO PROSPECTUS DATED MAY 1, 1998

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The reference to "Allmerica Financial Life Insurance and Annuity Company"
Separate Account VA-K under the heading CONDENSED FINANCIAL INFORMATION on page 14 of the Prospectus is deleted and replaced with "First Allmerica Financial Life Insurance Company."
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The last sentence of the third paragraph under "F. DEATH BENEFIT" on page 27 of the Prospectus is deleted.

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The first two sentences under the fourth paragraph of "APPENDIX C, DIFFERENCES
UNDER THE DELAWARE MEDALLION I VARIABLE ANNUITY" is deleted and replaced by the following:

     The death benefit under A3019-94GRC that is payable upon the death of the Owner/Annuitant is "stepped up" every seventh year rather than annually. Stated another way, the highest accumulated value on any seventh year anniversary is locked in rather than the highest accumulated value on any policy anniversary.

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Supplement Dated June 19, 1998